UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • January 31, 2019 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Denmark (11.3%)
	Chemicals
76,849	Novozymes A/S, Series B	$3,209,640
	Health Care Equipment & Supplies
41,365	Coloplast A/S, Series B	3,778,460
	Pharmaceuticals
80,667	Novo Nordisk A/S, Series B	3,783,112
	Total Denmark	10,771,212
	Finland (3.7%)
	Machinery
72,594	Kone Oyj, Class B	3,524,787
	France (8.4%)
	Textiles, Apparel & Luxury Goods
31,518	EssilorLuxottica SA	3,994,168
6,623	Hermes International	3,982,994
	Total France	7,977,162
	Germany (20.3%)
	Auto Components
24,835	Continental AG	3,912,798
	Chemicals
53,275	Symrise AG	4,427,569
	Health Care Providers & Services
73,306	Fresenius SE & Co., KGaA	3,797,727
	Household Products
29,923	Henkel AG & Co., KGaA (Preference)	2,907,871
	Software
40,553	SAP SE	4,188,635
	Total Germany	19,234,600
	Netherlands (4.8%)
	Semiconductors & Semiconductor Equipment
25,684	ASML Holding N.V.	4,522,210
	Spain (8.4%)
	Biotechnology
154,831	Grifols SA	4,036,634
	Information Technology Services
53,867	Amadeus IT Group SA	3,913,544
	Total Spain	7,950,178
	Sweden (3.6%)
	Building Products
185,213	Assa Abloy AB, Class B	3,451,230
	Switzerland (21.5%)
	Building Products
8,927	Geberit AG (Registered)	3,489,750
	Food Products
38,407	Nestle SA (Registered)	3,345,266
	Pharmaceuticals
37,594	Novartis AG (Registered)	3,280,971
13,249	Roche Holding AG (Genusschein)	3,519,239
		6,800,210
	Professional Services
1,496	SGS SA (Registered)	3,610,792

	Textiles, Apparel & Luxury Goods
45,490	Cie Financiere Richemont SA (Registered)		3,138,438
	Total Switzerland		20,384,456
	United Kingdom (16.1%)
	Household Products
52,399	Reckitt Benckiser Group PLC		4,032,976
	Professional Services
119,222	Experian PLC		2,988,992
197,351	RELX PLC (a)		4,369,508
			7,358,500
	Tobacco
110,992	British American Tobacco PLC		3,916,071
	Total United Kingdom		15,307,547
	Total Common Stocks (Cost $78,516,211)		93,123,382

	Total Investments (Cost $78,516,211) (b)(c)(d)	98.1%	93,123,382
	Other Assets in Excess of Liabilities	1.9	1,829,933
	Net Assets	100.0%	$94,953,315

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(c)

The fair value and percentage of net assets, $93,123,382 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,601,650 and the aggregate gross unrealized depreciation is $3,994,479, resulting in net unrealized appreciation of $14,607,171.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • January 31, 2019 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$11,115,600	11.9%
Professional Services	10,969,292	11.8
Pharmaceuticals	10,583,322	11.4
Chemicals	7,637,209	8.2
Building Products	6,940,980	7.4
Household Products	6,940,847	7.4
Semiconductors & Semiconductor Equipment	4,522,210	4.9
Software	4,188,635	4.5
Biotechnology	4,036,634	4.3
Tobacco	3,916,071	4.2
Information Technology Services	3,913,544	4.2
Auto Components	3,912,798	4.2
Health Care Providers & Services	3,797,727	4.1
Health Care Equipment & Supplies	3,778,460	4.1
Machinery	3,524,787	3.8
Food Products	3,345,266	3.6
	$93,123,382	100.0%

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • January 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the

Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Auto Components	$—	$3,912,798	$—	$3,912,798
Biotechnology	—	4,036,634	—	4,036,634
Building Products	—	6,940,980	—	6,940,980
Chemicals	—	7,637,209	—	7,637,209
Food Products	—	3,345,266	—	3,345,266
Health Care Equipment & Supplies	—	3,778,460	—	3,778,460
Health Care Providers & Services	—	3,797,727	—	3,797,727
Household Products	—	6,940,847	—	6,940,847
Information Technology Services	—	3,913,544	—	3,913,544
Machinery	—	3,524,787	—	3,524,787
Pharmaceuticals	—	10,583,322	—	10,583,322
Professional Services	—	10,969,292	—	10,969,292
Semiconductors & Semiconductor Equipment	—	4,522,210	—	4,522,210
Software	—	4,188,635	—	4,188,635
Textiles, Apparel & Luxury Goods	—	11,115,600	—	11,115,600
Tobacco	—	3,916,071	—	3,916,071
Total Common Stocks	—	93,123,382	—	93,123,382
Total Assets	$—	$93,123,382	$—	$93,123,382

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2019